Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (743,228)	$ (4,073,315)	$ (1,580,285)
Add items not involving cash:
Accretion and accrued dividends	77,904	141,350	68,486
Accretion on CEBA loan	6,701	5,528	0
Accretion on royalty payable	2,031,758	732,069	0
Unrealized foreign exchange loss (gain)	253,024	0	0
Amortization of contract asset	35,372	35,372	35,374
Accretion on put liability	256,185	219,236	176,085
Government grant income	0	0	(31,273)
Revenue from contract liability	(353,735)	(353,738)	(353,735)
Loss on re-measurement of derivative liability	0	662,108	0
Depreciation	839	1,148	1,574
Gain on debt settlement	0	(31,137)	(800)
Gain From Change In Royalty Payable	(3,310,875)	0	0
Stock-based compensation	69,056	471,756	3,397
Changes in non-cash working capital balances:
Sales taxes recoverable	(20,928)	2,376	(11,719)
Prepaid expenses and deposits	(29,870)	(22,903)	58,210
Accounts payable and accrued liabilities	321,162	(300,890)	858,207
Deferred government grant	(2,818)	(2,819)	11,273
Net cash used in operating activities	(1,409,453)	(2,513,859)	(765,206)
Investing activities
Redemption (purchase) of guaranteed investment certificate	0	0	11,500
Net cash provided by investing activities	0	0	11,500
Financing activities
Gross proceeds from Mainpointe Investment	0	2,698,884	0
Proceeds from exercise of share purchase warrants	0	1,800	0
CEBA loan	0	0	60,000
Gross proceeds on issuance of common shares	1,601,290	0	656,840
Promissory note issued	0	0	47,299
Net cash provided by financing activities	1,601,290	2,700,684	764,139
Increase in cash and cash equivalents during the year	191,837	186,825	10,433
Cash and cash equivalents, beginning of the year	221,188	34,363	23,930
Cash and cash equivalents, end of the year	$ 413,025	$ 221,188	$ 34,363